FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss

	2021	2020
	£m	£m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	6,537	6,828
Other	4	—
	6,541	6,828
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	14,962	14,996
Other deposits	—	6
Short positions in securities	1,620	816
	16,582	15,818
Total financial liabilities at fair value through profit or loss	23,123	22,646